Derivative financial instruments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Derivative financial instruments
9.	Derivative financial instruments
Derivative financial instruments are contracted to protect the Company’s operations from exchange and interest rate fluctuations and are not used for speculation.
As of December 31, 2019, the Company had the following operations:

•	Non-deliverable forward (NDF), with the purpose of protecting the Company against the risks of exchange rate fluctuations. The fair value is determined by the observable market pricing model.

•
Swap operations, with the main objective of changing the debts index, from floating rates to fixed interest rates or vice versa, exchange of Dollar to Real or Euro and vice versa. The fair values of these instruments are measured by the future flow, determined by applying contractual interest rates to maturity, and discounted to present value at the date of the financial statements by the prevailing market rates.

•
Purchase of sell and by currency options, in order to protect cash flows for the parent company’s wage costs denominated in Reais, against the risk of currency fluctuations. The financial instrument used by the Company is a zero-cost
collar, which consists of the purchasing of a put option and the sale of a call option, contracted with the same counterparty and with a zero-net
premium. The fair value of this instrument is determined by the observable market pricing model (through market information providers) and widely used by market participants to measure similar instruments.

Purpose		Risk	Settlement date	12.31.2019	12.31.2018
Derivatives designated as hedge accounting				1.4	1.2

Expenses in Brazilian Reais (i)	Exchange rate		2019	—	(7.5)
			2020	(0.1)	—

Project development (ii)	Interest rate		2019	—	0.9
			2022	—	5.2
			2023	1.5	0.3

Export	Interest rate		2027	—	2.3

Other Derivatives				(3.8)	0.2

Recourse and non-recourse debt (iv)	Interest rate		2019	—	0.3

Acquisition of property, plant and	Interest rate		2019	(0.1)	(0.1)
equipment (v)

Export (vi)	Exchange rate		2019	0.3	—

Expenses in Brazilian Reais (i)	Exchange rate		2019	(4.0)	—

Total				(2.4)	1.4

(i)
Zero-cost collar derivative financial instruments, designated as cash flow hedge amounting to US$ 98.1 equivalent to R$ 372.7 million, with purchase of PUT at the weighted average exercise price of R$ 3.80 and sale of CALL at the weighted average exercise price of R$ 4.40 for 2019.

(ii)
Derivative financial instruments (interest rate swaps), designated as fair value hedge, amounting to R$ 165.7 million, equivalent to US$ 41.1, of the Export Financing and Project Development lines subject to a weighted average fixed interest rate of 3.5% p.a. for a floating weighted average rate equivalent to 31.46% of the CDI.

(iii)
Derivative financial instruments (interest rate swaps), which converted the amount of US$ 2.8 from a floating interest rate equivalent to 65% of LIBOR 1 month + 2.4375% p.a. to a fixed weighted average interest rate of 5.23 % p.a.

(iv)	Derivative financial instruments (Non-Deliverable Forwards), amounting to US$ 16.5, equivalent to R$ 66.5 million relating to U.S. dollar to Euro currency exchanges.
(v)	Derivative financial instruments (Non-Deliverable Forwards), amounting to US$ 160.0, equivalent to R$ 789.2 million related to the sale of US dollars and purchase of Reais.
On December 31, 2019, the amount of loans and financing measured at amortized cost amounted to US$ 89.5, considering the mark-to-market
effect of the hedged risk protected by the hedge structure US$ 90.9 (on December 31, 2018, US$ 3,647.6 and US$ 3,648.4, respectively).
The hedge effectiveness ratio of the fair value and cash flow hedge on the initial date was 1:1 and 1:1, respectively. Considering the changes in the discounted cash value of the instruments not yet settled since January 1 and the amount of the hedged item, the effectiveness ratio was 1:1 and 1:1.1737 (1:1.0008 and 1:1.0303 on December 31, 2018).

On December 31, 2019, and December 31, 2018, the fair value of derivative financial instruments was recognized in the Company’s assets and liabilities as follows:

	12.31.2019	12.31.2018
Assets

Current portion	1.4	5.4
Non-current	0.7	4.1

Liabilities
Current portion	(4.5)	(8.1)

Net derivative financial instruments	(2.4)	1.4